Leases (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Finance lease and operating lease by lessor
Gross amounts	£ 9,738	£ 9,912
Present value adjustments	(1,288)	(1,398)
Other movements	(261)	(246)
Future drawdowns	(70)	(70)
Present value	8,119	8,198
Future minimum lease rentals	513	407
within 1 year
Finance lease and operating lease by lessor
Gross amounts	3,237	3,164
Present value adjustments	(208)	(212)
Other movements	(123)	(125)
Future drawdowns	(70)	(70)
Present value	2,836	2,757
Future minimum lease rentals	139	129
After 1 year but within 5 years
Finance lease and operating lease by lessor
Gross amounts	4,566	4,686
Present value adjustments	(370)	(444)
Other movements	(100)	(94)
Present value	4,096	4,148
Future minimum lease rentals	325	257
After 5 years
Finance lease and operating lease by lessor
Gross amounts	1,935	2,062
Present value adjustments	(710)	(742)
Other movements	(38)	(27)
Present value	1,187	1,293
Future minimum lease rentals	£ 49	£ 21